STATEMENT OF CHANGES IN CONSOLIDATED SHAREHOLDERS' EQUITY - EUR (€) € in Thousands		Share capital	Premiums related to the share capital	Accumulated deficit and net loss	Foreign currency translation adjustment	Share based payment	Split accounting impact related to convertible notes and warrants attached to non-convertible bonds	Treasury shares	Shareholders' equity - Attributable to shareholders of Biophytis	Non-controlling interests	Total
Balance at Dec. 31, 2019		€ 4,793	€ 45,478	€ (64,105)	€ (82)	€ 4,736	€ 944	€ (17)	€ (8,253)	€ (31)	€ (8,284)
Balance (shares) at Dec. 31, 2019		23,963,254
Net loss for the period				(25,517)					(25,517)		(25,517)
Other comprehensive profit or loss				(14)	10				(4)		(4)
Total other comprehensive profit or loss				(25,531)	10				(25,521)		(25,521)
Conversion of convertible notes		€ 4,526	10,186						14,712		14,712
Conversion of convertible notes (in shares)		22,628,683
Share capital increase		€ 9,858	13,628						23,486		€ 23,486
Share capital increase (in shares)		49,295,005									4,870,155
Exercise of warrants		€ 974	341						1,315		€ 1,315
Exercise of warrants (in shares)		4,870,155									694,444
Subscription of warrants			449						449		€ 449
Allocation of premiums to retained earnings			(44,047)	44,047
Treasury shares net movements								(25)	(25)		(25)
Gains and losses, net related to treasury shares				61					61		61
Equity settled share-based payments						785			785		785
Biophits shares (to be received from) delivered to Negma				(1,212)					(1,212)		(1,212)
Costs incurred in relation to public offering on the Nasdaq			(787)						(787)		(787)
Costs incurred in relation to equity transactions			(2,709)						(2,709)		(2,709)
Balance at Dec. 31, 2020		€ 20,151	22,538	(46,740)	(72)	5,521	944	(42)	2,299	(31)	2,268
Balance (shares) at Dec. 31, 2020		100,757,097
Net loss for the period				(31,163)					(31,163)	(1)	(31,164)
Other comprehensive profit or loss				23					23		23
Total other comprehensive profit or loss				(31,140)					(31,140)	(1)	(31,141)
Conversion of convertible notes		€ 3,276	7,664						10,940		10,940
Conversion of convertible notes (in shares)		16,379,256
Share capital increase		€ 3,391	16,814						20,205		€ 20,205
Share capital increase (in shares)		16,950,000									1,867,304
Exercise of warrants		€ 373	369						742		€ 742
Exercise of warrants (in shares)		1,867,304
Allocation of premiums to retained earnings	[1]		(17,505)	17,505
Treasury shares net movements								(9)	(9)		(9)
Gains and losses, net related to treasury shares				2					2		2
Equity settled share-based payments						3,421			3,421		3,421
Biophits shares (to be received from) delivered to Negma				1,521					1,521		1,521
Costs incurred in relation to equity transactions	[2]		(2,099)						(2,099)		(2,099)
Cancellation of 2018 Kreos warrants (As restated)	[3]						(47)		(47)		(47)
Balance at Dec. 31, 2021		€ 27,191	27,781	(58,852)	(72)	8,942	897	(51)	5,835	(32)	5,803
Balance (shares) at Dec. 31, 2021		135,953,657
Net loss for the period				(24,216)					(24,216)	0	(24,216)
Other comprehensive profit or loss				80	48				128		128
Total other comprehensive profit or loss				(24,136)	48				(24,089)	0	(24,089)
Conversion of convertible notes		€ 18,638	(7,798)						10,840		€ 10,840
Conversion of convertible notes (in shares)		93,189,046
Share capital increase		€ 20,469
Share capital increase (in shares)											102,343,985
Allocation of premiums to retained earnings	[1]		(19,748)	19,748
Treasury shares net movements								30	30		€ 30
Gains and losses, net related to treasury shares				(71)							(71)
Equity settled share-based payments						5,567			5,567		5,567
Cancellation of 2018 Kreos warrants (As restated)											(48)
Exercise of warrants (BSA), founders' warrants (BSPCE) and Acquisition of free shares (AGAs)		€ 1,831	(1,823)						8		8
Exercise of warrants (BSA), founders' warrants (BSPCE) and Acquisition of free shares (AGAs) (in shares)		9,154,939
Balance at Dec. 31, 2022		€ 47,660	€ (1,588)	€ (63,312)	€ (25)	€ 14,510	€ 896	€ (21)	€ (1,880)	€ (32)	€ (1,911)
Balance (shares) at Dec. 31, 2022											238,297,642

[1]	The general meetings held on May 10, 2021 and on April 4,2022 decided the allocation of premiums to accumulated deficit.
[2]	Costs incurred by the Company in relation to private placements totaling €23.5 million that occurred in February, June, July and October 2020
[3]	The general meetings held on May 10, 2021 and on April 4,2022 decided the allocation of premiums to accumulated deficit.